Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
Prospectus Date	rr_ProspectusDate	Sep. 28, 2017
Oppenheimer Rochester Short Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks tax-free income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section “About Your Account” beginning on page 16 of the prospectus, in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers,” and in the section “How to Buy Shares” beginning on page 47 in the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $100,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements would be reflected in the below examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from federal regular individual and, as applicable, the Fund’s state income tax. The Fund selects investments with regard to the alternative minimum tax (“AMT”). The Fund will not invest more than 5% of its net assets in securities that produce income subject to the AMT.

The Fund invests in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies and authorities) and the District of Columbia, U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities. These primarily include municipal bonds (long-term (more than one year) obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The Fund can borrow money to purchase additional securities, creating “leverage” of up to one third of its total assets.

The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of two years or less; however, it can buy securities that have short, intermediate or long maturities. A substantial percentage of the securities the Fund buys may be “callable,” meaning that the issuer can redeem them before their maturity date. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet that target for temporary periods.

The Fund will not invest more than 5% of its total assets in securities that are rated below investment grade (sometimes referred to as “junk bonds”) by a nationally recognized statistical rating organization, such as S&P Global Ratings, or, if unrated, assigned a comparable rating by the Sub-Adviser, OppenheimerFunds, Inc. The Fund also will not invest more than 15% of its total assets in securities rated below the top three investment grade categories. Each of these restrictions is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s Sub-Adviser, OppenheimerFunds, Inc., has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of these securities to exceed, at times significantly, these restrictions for an extended period of time. For unrated securities, the Sub-Adviser may internally assign ratings to those securities in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations, after assessing their credit quality and other factors. There can be no assurance, nor is it intended, that the Sub-Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Fund will not invest more than 5% of its total assets in securities that are unrated by a nationally recognized statistical rating organization. However, this limitation does not apply to an unrated security that the Sub-Adviser, in its discretion, determines to be comparable to another security (i) that has substantially similar characteristics, (ii) that is comparable in priority and security (if applicable), (iii) that is issued by the same issuer or guaranteed by the same guarantor, and (iv) that is rated by a nationally recognized statistical rating organization.

To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.

		In selecting investments for the Fund, the portfolio managers generally look for high current income; favorable credit characteristics; a wide range of issuers including different municipalities, agencies, sectors and revenue sources; unrated bonds or securities of smaller issuers that might be overlooked by other investors; and special situations that may offer high current income or opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies, but are not required to do so.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders, which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices. As of the date of this prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Municipal Sector Focus Risk. The Fund will not concentrate its investments in issuers in any one industry. The Securities and Exchange Commission has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration. Many types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any “industry” for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in those types of municipal securities. Those municipal securities may finance or pay interest from the revenues of projects that are subject to similar economic, business or political developments that could increase their credit risk. Legislation that affects the financing of a particular municipal project, or economic factors that have a negative impact on a project, would be likely to affect many other similar projects. At times, the Fund may change the relative emphasis of its investments in securities issued by certain municipalities. If the Fund has a greater emphasis on investments in one or more particular municipalities, it may be subject to greater risks from adverse events affecting such municipalities than a fund that invests in different municipalities or that is more diversified.

Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

       Because the Fund can invest up to 5% of its total assets in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s Sub-Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 5% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual income taxes. Accordingly, the Fund may be adversely affected by local political, economic and social conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain of the municipalities in which the Fund invests, including Puerto Rico, currently experience significant financial difficulties. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Risks of Shorter-Term Securities. Normally, when interest rates change, the values of shorter-term debt securities change less than the values of securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain a shorter average effective portfolio maturity. However, shorter-term securities may have lower yields than longer-term securities. Shorter-term securities are also subject to extension and reinvestment risk. The Fund is subject to extension risk when principal payments on a debt security occur at a slower rate than expected, potentially extending the average life of the security. For securities with a call date in the near future, there is the risk that an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer may effectively change a short- or intermediate-term security into a longer term security, which could have the effect of locking in a below-market interest rate on the security, increasing the security’s duration, making the security more vulnerable to interest rate risk, reducing the security’s market value and increasing the Fund’s average effective portfolio maturity. Under such circumstances, because the values of longer term securities generally fluctuate more widely in response to interest rate changes than shorter term securities, the Fund’s volatility could increase. Reinvestment risk is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including purchasing securities, which creates “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. The Fund participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service or any court, and after the Fund buys a security, the Internal Revenue Service or a court may determine that a bond is in fact taxable and the Fund’s dividends with respect to that bond are subject to federal income tax. In addition, income from tax-exempt municipal securities could become taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, a court, or the non-compliant conduct of a bond issuer.

Who Is the Fund Designed For? The Fund is designed for investors seeking tax-free income. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

		An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges and taxes are not reflected in the bar chart and if those charges were included, returns would be less than those shown. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website: https://www.oppenheimerfunds.com/fund/RochesterShortTermMunicipalFund
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/RochesterShortTermMunicipalFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not reflected in the bar chart and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 1.56% (2nd Qtr 11) and the lowest return for a calendar quarter was -0.96% (4th Qtr 16). For the period from January 1, 2017 to June 30, 2017 the return before sales charges and taxes was 1.83%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Oppenheimer Rochester Short Term Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 310
3 Years	rr_ExpenseExampleYear03	491
5 Years	rr_ExpenseExampleYear05	688
10 Years	rr_ExpenseExampleYear10	1,255
1 Year	rr_ExpenseExampleNoRedemptionYear01	310
3 Years	rr_ExpenseExampleNoRedemptionYear03	491
5 Years	rr_ExpenseExampleNoRedemptionYear05	688
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,255
2011	rr_AnnualReturn2011	3.89%
2012	rr_AnnualReturn2012	3.64%
2013	rr_AnnualReturn2013	0.20%
2014	rr_AnnualReturn2014	3.59%
2015	rr_AnnualReturn2015	1.67%
2016	rr_AnnualReturn2016	0.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2017 to June 30, 2017
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.96%)
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2010
Oppenheimer Rochester Short Term Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	$ 264
3 Years	rr_ExpenseExampleYear03	509
5 Years	rr_ExpenseExampleYear05	878
10 Years	rr_ExpenseExampleYear10	1,915
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	509
5 Years	rr_ExpenseExampleNoRedemptionYear05	878
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,915
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2010
Oppenheimer Rochester Short Term Municipal Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	193
5 Years	rr_ExpenseExampleYear05	336
10 Years	rr_ExpenseExampleYear10	752
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	193
5 Years	rr_ExpenseExampleNoRedemptionYear05	336
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 752
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2010
Oppenheimer Rochester Short Term Municipal Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2010
Oppenheimer Rochester Short Term Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2010
Oppenheimer Rochester Short Term Municipal Fund | Bloomberg Barclays 1-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.30%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	0.77%	[1]
Oppenheimer Rochester Short Term Municipal Fund | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.63%	[1]

[1]	From 11/30/10